Corporate Information and Basis of Preparation	6 Months Ended
Jun. 30, 2026
Corporate Information and Basis of Preparation [Abstract]
Corporate Information and Basis of Preparation

Note 1 — Corporate Information and Basis of Preparation

Betterware de México, S.A.P.I. de C.V. (“BeFra” or the “Company”) is incorporated in Mexico, with its registered office and principal place of business at Cruce Carretera Gdl-Ameca Huaxtla Km 5, El Arenal, Jalisco, Mexico. The Company’s ordinary shares are listed on the New York Stock Exchange under the symbol “BWMX.” Following the Tupperware Acquisition described in Note 3, the Group operates through the Betterware, Jafra and Tupperware businesses in Mexico, Brazil, the United States and other Latin American markets.

These condensed consolidated interim financial statements as of June 30, 2026 and for the three- and six-month periods ended June 30, 2026 and 2025 have been prepared in accordance with IAS 34, Interim Financial Reporting. They do not include all of the information and disclosures required in annual financial statements and should be read together with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2025 included in the 2025 Form 20-F, prepared in accordance with IFRS Accounting Standards as issued by the IASB.

The accounting policies applied in these condensed consolidated interim financial statements are consistent with the material accounting policies described in the 2025 annual financial statements, except for: (i) the application of new and amended IFRS Accounting Standards effective January 1, 2026; (ii) the use of the estimated weighted-average annual effective income tax rate for interim reporting; and (iii) the acquisition accounting described in Note 3.

These condensed consolidated interim financial statements are unaudited and have not been reviewed by the Company’s independent auditors. Management does not consider the Group’s operations to be subject to significant seasonal or cyclical fluctuations that would be material to an understanding of these interim financial statements.